Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ (949)	$ (2,872)	$ 6,287
State	7,123	(11,516)	8,617
Foreign	9,089	6,524	4,666
Total current income tax expense	15,263	(7,864)	19,570
Deferred:
Federal	(76,984)	39,117	44,547
State	(12,828)	8,239	414
Foreign	(1,104)	156	1,222
Total deferred income tax expense (benefit)	(90,916)	47,512	46,183
Total income tax expense (benefit)	(75,653)	39,648	65,753
Southwest Gas Corporation
Current:
Federal	(78)	(3,643)	(4,678)
State	7,805	(6,556)	(179)
Total current income tax expense	7,727	(10,199)	(4,857)
Deferred:
Federal	23,710	36,842	38,561
State	(896)	2,695	2,051
Total deferred income tax expense (benefit)	22,814	39,537	40,612
Total income tax expense (benefit)	$ 30,541	$ 29,338	$ 35,755